--------------------------------------------------------------------------------



MITCHELL HUTCHINS SERIES TRUST

        MONEY MARKET PORTFOLIO
        HIGH GRADE FIXED INCOME PORTFOLIO
        STRATEGIC FIXED INCOME PORTFOLIO
        STRATEGIC INCOME PORTFOLIO
        GLOBAL INCOME PORTFOLIO
        HIGH INCOME PORTFOLIO
        BALANCED PORTFOLIO
        GROWTH AND INCOME PORTFOLIO
        TACTICAL ALLOCATION PORTFOLIO
        GROWTH PORTFOLIO
        AGGRESSIVE GROWTH PORTFOLIO
        SMALL CAP PORTFOLIO
        GLOBAL EQUITY PORTFOLIO


Each fund offers its Class H and Class I shares only to insurance company separate accounts that fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

PROSPECTUS
May 1, 2000

-------------------------------

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS COMPLETE OR ACCURATE. TO STATE OTHERWISE IS A CRIME.

Mitchell Hutchins Series Trust
-------------------------------------------------

                                    CONTENTS

                                    THE FUNDS

           ----------------------------------------------------------

What every investor                            Money Market Portfolio
should know about                         4    Investment Objective, Strategies and Risks
the funds                                 5    Performance

                                               High Grade Fixed Income Portfolio
                                          6    Investment Objective, Strategies and Risks
                                          7    Performance

                                               Strategic Fixed Income Portfolio
                                          8    Investment Objective, Strategies and Risks
                                          9    Performance

                                               Strategic Income Portfolio
                                         10    Investment Objective, Strategies and Risks
                                         11    Performance

                                               Global Income Portfolio
                                         12    Investment Objective, Strategies and Risks
                                         13    Performance

                                               High Income Portfolio
                                         14    Investment Objective, Strategies and Risks
                                         15    Performance

                                               Balanced Portfolio
                                         16    Investment Objective, Strategies and Risks
                                         17    Performance

                                               Growth and Income Portfolio
                                         18    Investment Objective, Strategies and Risks
                                         19    Performance

                                               Tactical Allocation Portfolio
                                         20    Investment Objective, Strategies and Risks
                                         21    Performance

                                               Growth Portfolio
                                         22    Investment Objective, Strategies and Risks
                                         23    Performance

                                               Aggressive Growth Portfolio
                                         24    Investment Objective, Strategies and Risks
                                         25    Performance

                                               Small Cap Portfolio
                                         26    Investment Objective, Strategies and Risks
                                         27    Performance


                                       2

Mitchell Hutchins Series Trust
-------------------------------------------------

                                               Global Equity Portfolio
                                         28    Investment Objective, Strategies and Risks
                                         29    Performance

                                         30    More About Risks and Investment Strategies

                INVESTING IN THE FUNDS
        -------------------------------------------------------------------------------------------

Information for managing                 32    Purchases, Redemptions and Exchanges
your fund account
                                         32    Pricing and Valuation


                ADDITIONAL INFORMATION
        -------------------------------------------------------------------------------------------

Additional important                     33    Management
information about
the funds                                35    Dividends and Taxes

                                         36    Financial Highlights

Where to learn more                            Back Cover
about the funds



                             -------------------------------------------
                               The funds are not complete or balanced
                                        investment programs.
                             -------------------------------------------

 Mitchell Hutchins Series Trust             Money Market Portfolio
--------------------------------------------------------------------------------


MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE

Maximum current income consistent with liquidity and conservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. Mitchell Hutchins considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Mitchell Hutchins may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policies. These techniques include varying the fund's composition and weighted average maturity based upon its assessment of the relative values of various money market instruments and future interest rate patterns. Mitchell Hutchins also may buy or sell money market instruments to take advantage of yield differences.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk free. The principal risks presented by the fund are:

o CREDIT RISK - Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

o INTEREST RATE RISK - The value of the fund's investments generally will fall when interest rates rise and its yield will tend to lag behind prevailing rates.

o FOREIGN INVESTING RISK - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

 Mitchell Hutchins Series Trust             Money Market Portfolio
--------------------------------------------------------------------------------

PERFORMANCE
-----------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, the only class outstanding during the periods shown.

The table that follows the bar chart shows the average annual returns for Class H shares over several time periods.

The fund's past performance does not necessarily indicate how it will perform in the future.


         TOTAL RETURN ON CLASS H SHARES

           CALENDAR YEAR                    PERCENTAGES
           -------------                    -----------

                1990                            5.00%
                1991                            5.00%
                1992                            3.00%
                1993                            2.45%
                1994                            3.43%
                1995                            5.22%
                1996                            4.32%
                1997                            4.53%
                1998                            4.51%
                1999                            3.55%


Best quarter during years shown         --     2nd quarter, 1995:         1.36%
Worst quarter during years shown        --     3rd quarter, 1993:         0.57%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

        CLASS                                        CLASS H
        (INCEPTION DATE)                            (5/04/87)
        ----------------                            ---------

        One Year...........................            3.55%
        Five Years.........................            3.81%
        Ten Years..........................            4.26%
        Life of Class......................            2.37%

Mitchell Hutchins Series Trust              High Grade Fixed Income Portfolio
--------------------------------------------------------------------------------

HIGH GRADE FIXED INCOME PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------


FUND OBJECTIVE

Primarily,   current  income   consistent  with  the  preservation  of  capital;
secondarily, capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in

o    U.S. government bonds

o    mortgage and asset-backed bonds of both government and private issuers

o investment grade corporate bonds, principally high quality bonds (rated in one of the two highest rating categories or of comparable quality)

To a lesser extent, the fund invests in securities of foreign issuers that are denominated in U.S. dollars and traded in U.S. markets (Yankee bonds). The fund may (but is not required to) use derivatives to help manage its portfolio "duration." "Duration" is a measure of the fund's exposure to interest rate risk.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, allocates its assets among bond market sectors and industries by deciding which sectors and industries provide the best relative values under prevailing conditions. Mitchell Hutchins selects industries and companies within the corporate bond sector by performing fundamental credit analysis based on cash flows and the ability of the issuer to make required payments on its debt. Mitchell Hutchins chooses specific securities that it believes provide the best combination of income, liquidity and potential for gain relative to risk of loss.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

o INTEREST RATE RISK - The value of the fund's investments generally will fall when interest rates rise.

o PREPAYMENT RISK - The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

o CREDIT RISK - Bond issuers may fail to make payments when due, or they may become less willing or less able to do so.

o FOREIGN INVESTING RISK - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

o DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Mitchell Hutchins Series Trust              High Grade Fixed Income Portfolio
--------------------------------------------------------------------------------

PERFORMANCE
-----------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, the only class outstanding during the periods shown.

The table that follows the bar chart shows the average annual returns for Class H shares over several time periods. The table compares fund returns to returns on a broad-based market index that is unmanaged and, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how it will perform in the future. This is especially true for periods prior to July 21, 1995, when Mitchell Hutchins assumed day-to-day portfolio management responsibility from a sub-adviser.


         TOTAL RETURN ON CLASS H SHARES (1994 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

           CALENDAR YEAR                    PERCENTAGES
           -------------                    -----------

                1990
                1991
                1992
                1993
                1994                            -6.56%
                1995                            15.44%
                1996                             1.41%
                1997                             8.13%
                1998                             6.83%
                1999                            -3.82%


Best quarter during years shown          --     2nd quarter, 1995:       4.42%
Worst quarter during years shown         --     1st quarter, 1994:      (4.79)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

      CLASS                                  CLASS H          LEHMAN BROTHERS
      (INCEPTION DATE)                     (11/08/93)      GOVERNMENT BOND INDEX
      ----------------                     ----------      ---------------------

      One Year.......................         (3.82)%               2.23%
      Five Years.....................           5.40%               7.44%
      Life of Class..................           2.59%               5.27%*

        ----------------
        * Return is for the period 10/31/93 to 12/31/99, annualized.

Mitchell Hutchins Series Trust              Strategic Fixed Income Portfolio
--------------------------------------------------------------------------------

STRATEGIC FIXED INCOME PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------


FUND OBJECTIVE

Total return with low volatility.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests in bonds with varying maturities, although it normally limits its overall portfolio "duration" to between three and eight years. "Duration" is a measure of the fund's exposure to interest rate risk. The fund invests primarily in

o mortgage- and asset-backed securities of both government and private issuers

o    investment grade corporate bonds

o    U.S. and foreign government bonds

o    money market instruments

The fund also invests, to a lesser extent, in bonds that are below investment grade. Securities rated below investment grade are commonly known as "junk bonds." The fund invests in when-issued or delayed delivery bonds as a leveraging technique to increase its return. The fund may (but is not required to) use derivatives to help manage its portfolio duration.

The fund's investment adviser, Mitchell Hutchins Asset Management Inc., has appointed Pacific Investment Management Company ("PIMCO") as the fund's sub-adviser. PIMCO analyzes U.S. economic and market conditions, as well as other factors, to decide on a portfolio duration and to allocate fund assets to bonds of different credit qualities, maturities, types and coupon interest rates. PIMCO seeks bonds that it believes to be relatively undervalued and selects bonds based on various factors, including economic forecasts, anticipated interest rate levels and expected prepayment rates on the mortgages supporting mortgage-backed bonds. PIMCO selects specific bonds by analyzing their relative value and risk characteristics.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

o INTEREST RATE RISK - The value of the fund's investments generally will fall when interest rates rise.

o PREPAYMENT RISK - The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

o CREDIT RISK - Bond issuers may fail to make payments when due, or they may become less willing or less able to do so.

o LEVERAGE RISK - Leverage magnifies the effect of changes in market values. While leverage can increase the fund's income and potential for gain, it also can increase expenses and the risk of loss. The fund attempts to limit the magnifying effect of its leverage by managing its portfolio duration.

o FOREIGN INVESTING RISK - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar.

o DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Mitchell Hutchins Series Trust              Strategic Fixed Income Portfolio
--------------------------------------------------------------------------------

PERFORMANCE
-----------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, the only class outstanding during the periods shown.

The table that follows the bar chart shows the average annual returns for Class H shares over several time periods. The table compares fund returns to returns on a broad-based market index that is unmanaged and, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how it will perform in the future. This is especially true for periods prior to September 21, 1995, when PIMCO assumed portfolio management responsibility from Mitchell Hutchins.


         TOTAL RETURN ON CLASS H SHARES

           CALENDAR YEAR                    PERCENTAGES
           -------------                    -----------

                1990                            7.58%
                1991                           15.17%
                1992                            6.76%
                1993                           11.66%
                1994                           -5.34%
                1995                           18.51%
                1996                            3.79%
                1997                           11.00%
                1998                            8.62%
                1999                           -3.32%


Best quarter during years shown        --     2nd quarter, 1995: 6.20%
Worst quarter during years shown       --     1st quarter, 1994: (4.11)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

      CLASS                                  CLASS H          LEHMAN BROTHERS
      (INCEPTION DATE)                      (7/05/89)       MORTGAGE BOND INDEX
      ----------------                      ---------       -------------------

      One Year..........................       (3.32)%            1.86%
      Five Years........................         7.47%            7.98%
      Ten Years.........................         7.21%            7.77%
      Life of Class.....................         7.11%            8.14%*

        ------------------
        * Return is for the period 6/30/89 to 12/31/99, annualized.

Mitchell Hutchins Series Trust              Strategic Income Portfolio
--------------------------------------------------------------------------------

STRATEGIC INCOME PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE

Primarily, high level of current income; secondarily, capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund strategically allocates investments among three bond market sectors:

o U.S. government and investment grade bonds, including mortgage- and asset-backed securities

o U.S. high yield bonds (sometimes called "junk bonds"), including preferred stock and bonds that are convertible into common stock

o    Foreign and emerging market bonds (including foreign government bonds)

Each of these sectors generally reacts in different ways or at different times to changes in interest rates or to particular economic events. This means that, when one sector underperforms the market as a whole, another sector may outperform the market.

The fund normally invests in each of these three sectors. However, the fund's investment adviser, Mitchell Hutchins Asset Management Inc., tries to take advantage of changes in the relative performance of different sectors by allocating a larger percentage of the fund's assets to those sectors that it believes are undervalued. Selections of specific securities to buy or sell for the fund are based on market outlook, investment research, geographic analysis and forecasts of interest rates and currency exchange rates. The fund may (but is not required to) use derivatives as part of its investment strategy or to help manage portfolio risks.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

o CREDIT RISK - Bond issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for high yield, lower quality bonds than for bonds that are investment grade.

o INTEREST RATE RISK - The value of the fund's investments generally will fall when interest rates rise.

o ASSET ALLOCATION RISK - Mitchell Hutchins may not be successful in choosing the best allocation of the fund's assets among market sectors.

o FOREIGN INVESTING AND EMERGING MARKETS RISKS - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. These risks are greater for investments in emerging market issuers than for issuers in more developed countries. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

o EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

o SINGLE ISSUER CONCENTRATION RISK - Because the fund is non-diversified, it can invest more of its assets in a single issuer than a diversified fund can. As a result, changes in the market value of a single issuer can have a greater effect on the fund's performance and share price than if the fund held a smaller position.

o PREPAYMENT RISK - The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, prepayments often occur more slowly than expected, which may extend the duration of the securities and may reduce their value.

o DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Mitchell Hutchins Series Trust              Strategic Income Portfolio
--------------------------------------------------------------------------------

PERFORMANCE
-----------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows the fund's performance for its initial calendar year. The bar chart shows Class H shares because Class I shares were not outstanding for the full calendar year.

The table that follows the bar chart shows the average annual returns for Class H shares for one year and the life of the class. Performance for Class I shares is not included in the table because Class I shares were not outstanding for the full calendar year. The table compares fund returns to returns on a broad-based market index that is unmanaged and, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how it will perform in the future.


         TOTAL RETURN ON CLASS H SHARES (1999 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)


         CALENDAR YEAR                    PERCENTAGES
         -------------                    -----------

              1990
              1991
              1992
              1993
              1994
              1995
              1996
              1997
              1998
              1999                            1.89%


Best quarter during year shown         --     1st quarter, 1999:       2.05%
Worst quarter during year shown        --     2nd quarter, 1999:      (0.64)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

      CLASS                                CLASS H     LEHMAN BROTHERS AGGREGATE
      (INCEPTION DATE)                    (9/28/98)            BOND INDEX
      ----------------                    ---------            ----------

      One Year......................        1.89%                (0.82)%
      Life of Class.................        3.79%                (0.39)%*

        -----------------
        * Return is for the period 9/30/98 to 12/31/99, annualized.

Mitchell Hutchins Series Trust              Global Income Portfolio
--------------------------------------------------------------------------------

GLOBAL INCOME PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE

Primarily, high current income; secondarily, capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in high quality bonds of governmental and private issuers in the U.S. and developed foreign countries. These high quality bonds are rated in one of the two highest rating categories or are of comparable quality. The fund also invests, to a lesser extent, in lower rated bonds, including bonds of issuers in emerging markets. These may include bonds that have very low credit ratings, but that Mitchell Hutchins Asset Management Inc., the fund's investment adviser, believes provide a return that is high enough to justify the additional risk. Some of the fund's bonds may be backed by mortgages.

Mitchell Hutchins normally invests a portion of the fund's assets in bonds of U.S. government and private issuers, and allocates the balance of the fund's portfolio among bonds of issuers in different foreign countries. Mitchell Hutchins decides which bonds to buy or sell by determining the allocation to different geographic areas, countries and industries based upon its assessment of fundamental economic strengths, credit quality and currency and interest rate trends. The fund may (but is not required to) use derivatives as part of its investment strategy or to help manage portfolio risks.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

o INTEREST RATE RISK - The value of the fund's investments generally will fall when interest rates rise.

o FOREIGN INVESTING AND EMERGING MARKETS RISKS - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. These risks are greater for investments in emerging market issuers than for issuers in more developed countries. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

o CREDIT RISK - Bond issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for lower quality bonds than for bonds that are investment grade.

o ASSET ALLOCATION RISK - Mitchell Hutchins may not be successful in choosing the best allocation of the fund's assets between U.S. and foreign issuers.

o SINGLE ISSUER CONCENTRATION RISK - Because the fund is non-diversified, it can invest more of its assets in a single issuer than a diversified fund can. As a result, changes in the market value of a single issuer can have a greater effect on the fund's performance and share price than if the fund held a smaller position.

o DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING SUCH REPORTS).

Mitchell Hutchins Series Trust              Global Income Portfolio
--------------------------------------------------------------------------------

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, the only class outstanding during the periods shown.

The table that follows the bar chart shows the average annual returns for Class H shares over several time periods. The table compares fund returns to returns on a broad-based market index that is unmanaged and, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how it will perform in the future.


         TOTAL RETURN ON CLASS H SHARES

           CALENDAR YEAR                    PERCENTAGES
           -------------                    -----------

                1990                            14.92%
                1991                            10.30%
                1992                             1.29%
                1993                            16.65%
                1994                            -5.56%
                1995                            13.58%
                1996                             6.62%
                1997                             3.50%
                1998                             9.69%
                1999                            -4.79%


Best quarter during years shown          --    2nd quarter, 1990:       5.77%
Worst quarter during years shown         --    1st quarter, 1994:      (4.44)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

                                                          SALOMON SMITH BARNEY
     CLASS                                  CLASS H         WORLD GOVERNMENT
     (INCEPTION DATE)                       (5/01/88)          BOND INDEX
     ----------------                       ---------          ----------
     One Year.......................         (4.79)%             (4.27)%
     Five Years.....................           5.53%               6.42%
     Ten Years......................           6.36%               8.03%
     Life of Class..................           6.63%               7.48%*

        ------------------
        * Return is for the period 4/30/88 to 12/31/99, annualized.

Mitchell Hutchins Series Trust              High Income Portfolio
--------------------------------------------------------------------------------

HIGH INCOME PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE

High income.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in a diversified range of high yield U.S. and foreign corporate bonds (sometimes called "junk bonds"). The fund also invests, to a lesser extent, in other types of bonds, preferred stocks and bonds that are convertible into common stock. The fund may (but is not required to) use derivatives as part of its investment strategy or to help manage portfolio risks.

The fund's investment adviser, Mitchell Hutchins Asset Management Inc., uses a three-step investment process to find the best relative values in the bond markets in which the fund invests: industry selection, company selection and security selection.

Mitchell Hutchins allocates the fund's assets among industry groups by analyzing economic factors, industry dynamics and yield spreads to determine which industries provide the most attractive investment opportunities. Mitchell Hutchins selects companies within these industries by performing fundamental credit analysis based on cash flow, leverage and other balance sheet and income statement factors. In deciding which securities to buy or sell for the fund, Mitchell Hutchins chooses from among the types of securities offered by these companies to select those that appear to offer the best relative values. All aspects of this process rely on Mitchell Hutchins' economic, credit, quantitative and market research.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

o CREDIT RISK - Bond issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for high yield, lower quality bonds than for bonds that are investment grade.

o INTEREST RATE RISK - The value of the fund's investments generally will fall when interest rates rise.

o FOREIGN INVESTING AND EMERGING MARKETS RISKS - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. These risks are greater for investments in emerging market issuers than for issuers in more developed countries.

o EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

o DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Mitchell Hutchins Series Trust              High Income Portfolio
--------------------------------------------------------------------------------

PERFORMANCE
-----------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance for its initial calendar year. The bar chart shows Class H shares, the only class outstanding during the periods shown.

The table that follows the bar chart shows the average annual returns for Class H shares for one year and the life of the class. The table compares fund returns to returns on a broad-based market index that is unmanaged and, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how it will perform in the future.


         TOTAL RETURN ON CLASS H SHARES (1999 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

           CALENDAR YEAR                    PERCENTAGES
           -------------                    -----------

                1990
                1991
                1992
                1993
                1994
                1995
                1996
                1997
                1998
                1999                            5.42%


Best quarter during year shown         --     4th quarter, 1999:       4.29%
Worst quarter during year shown        --     3rd quarter, 1999:      (1.01)%


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

      CLASS                              CLASS H        CS FIRST BOSTON HIGH
      (INCEPTION DATE)                  (9/28/98)         YIELD BOND INDEX
      ----------------                  ---------         ----------------
      One Year...................         5.42%                 3.28%
      Life of Class..............         8.54%                 4.54%*

        ---------------------
        * Return is for the period 9/30/98 to 12/31/99, annualized.

Mitchell Hutchins Series Trust              Balanced Portfolio
--------------------------------------------------------------------------------

BALANCED PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE

High total return with low volatility.

PRINCIPAL INVESTMENT STRATEGIES

The fund allocates its investments among three investment sectors:

o        stocks

o        bonds

o        cash (money market instruments)

The fund normally has investments in each sector, but it always keeps at least 25% of its total assets in a combination of bonds and cash. This is intended to limit changes in the value of fund shares compared to funds that invest solely in stocks.

The fund's bonds are primarily investment grade, but it may invest, to a lesser extent, in lower quality bonds. The fund may invest in U.S. dollar denominated securities of foreign issuers. The fund may (but is not required to) use derivatives to adjust its exposure to different asset classes, to manage the "duration" of its bond investments and to maintain exposure to stocks or bonds while maintaining a cash balance for fund management purposes. "Duration" is a measure of the fund's exposure to interest rate risk.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, believes investors tend to reach a consensus as to the likely effect of changes in key economic variables (for example, interest rates, profits and inflation) on each asset class. Mitchell Hutchins also believes that prices of securities in each asset class tend to move toward a level that reflects that consensus, but that this takes time. By using fundamental valuation techniques, Mitchell Hutchins attempts to adjust the allocation of the fund's assets among sectors before prices fully reflect the consensus view.

In buying and selling individual securities for the fund, Mitchell Hutchins uses the following process:

o STOCKS. Mitchell Hutchins uses its own Factor Valuation Model to identify companies that appear undervalued. The model ranks companies based on "value" factors, such as dividends, cash flows, earnings and book values, as well as on "growth" factors, such as earnings momentum and industry performance forecasts. Mitchell Hutchins then applies fundamental analysis to select specific stocks from among those identified by the model.

o BONDS. Mitchell Hutchins selects bonds based on its analysis of their maturity and risk structures (comparing yields on U.S. Treasury bonds to yields on riskier types of bonds).

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

o ASSET ALLOCATION RISK - Mitchell Hutchins may not be successful in choosing the best allocation of the fund's assets among the three asset classes.

o EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

o INTEREST RATE RISK - The value of the fund's bond investments generally will fall when interest rates rise.

o CREDIT RISK - Bond issuers may fail to make payments when due, or they may become less willing or less able to do so.

o FOREIGN INVESTING RISK - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

o DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Mitchell Hutchins Series Trust              Balanced Portfolio
--------------------------------------------------------------------------------

PERFORMANCE


RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, the only class outstanding during all the periods shown.

The table that follows the bar chart shows the average annual returns for Class H shares over several time periods. Performance for Class I shares is not included in the table because Class I shares were not outstanding for the full 1999 calendar year. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


         TOTAL RETURN ON CLASS H SHARES

           CALENDAR YEAR                    PERCENTAGES
           -------------                    -----------

                1990                             2.63%
                1991                            18.73%
                1992                             5.18%
                1993                            15.76%
                1994                            -9.59%
                1995                            23.27%
                1996                            16.82%
                1997                            24.86%
                1998                            16.81%
                1999                             1.82%


Best quarter during years shown          --    4th quarter, 1998:     14.29%
Worst quarter during years shown         --    2nd quarter, 1994:     (5.55)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

     CLASS                                 CLASS H           S&P 500 COMPOSITE
     (INCEPTION DATE)                     (6/01/88)             STOCK INDEX
     ----------------                      --------             -----------
     One Year.....................           1.82%                 21.03%
     Five Years...................          16.42%                 28.54%
     Ten Years....................          11.11%                 18.19%
     Life of Class................          10.96%                 19.11%*

        ------------
        * Return is for the period 5/31/88 to 12/31/99, annualized.

Mitchell Hutchins Series Trust              Growth and Income Portfolio
--------------------------------------------------------------------------------

GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE

Current income and capital growth.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests in a combination of securities to obtain both growth and income. To obtain growth, the fund invests in stocks that Mitchell Hutchins Asset Management Inc., its investment adviser, believes have substantial potential for capital growth. To obtain current income, the fund invests in dividend paying stocks and, to a lesser extent, convertible bonds and money market instruments.

The fund generally invests in large capitalization companies. Some of the fund's investments may be in U.S. dollar denominated securities of foreign investors. The fund may (but is not required to) use derivatives as part of its investment strategy or to help manage portfolio risks.

In buying and selling stocks for the fund, Mitchell Hutchins uses its own Factor Valuation Model to identify stocks with growth potential that appear to be undervalued. The model ranks companies based on "value" factors, such as dividends, cash flows, earnings and book values, as well as on "growth" factors, such as earnings momentum and industry performance forecasts. Mitchell Hutchins then applies fundamental analysis to select specific stocks from among those identified by the model.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

o EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

o FOREIGN INVESTING RISK - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

o DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Mitchell Hutchins Series Trust              Growth and Income Portfolio
--------------------------------------------------------------------------------

PERFORMANCE
-----------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, the only class outstanding during all the periods shown.

The table that follows the bar chart shows the average annual returns for Class H shares over several time periods. Performance for Class I shares is not included in the table because Class I shares were not outstanding for the full 1999 calendar year. The table compares fund returns to returns on a broad-based market index that is unmanaged and, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how it will perform in the future.


         TOTAL RETURN ON CLASS H SHARES (1993 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

           CALENDAR YEAR                    PERCENTAGES
           -------------                    -----------

                1990
                1991
                1992
                1993                            -2.26%
                1994                            -6.18%
                1995                            30.52%
                1996                            22.12%
                1997                            32.45%
                1998                            16.32%
                1999                            10.33%


Best quarter during years shown        --     4th quarter, 1998:         19.73%
Worst quarter during years shown       --     3rd quarter, 1998:        (14.91)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

     CLASS                           CLASS H           S&P 500 COMPOSITE
     (INCEPTION DATE)               (1/02/92)             STOCK INDEX
     ----------------                --------             -----------
     One Year..................         10.33%               21.03%
     Five Years................         22.06%               28.54%
     Life of Class.............         12.52%               19.69%*

        ----------------
        * Return is for the period 12/31/91 to 12/31/99, annualized.

Mitchell Hutchins Series Trust              Tactical Allocation Portfolio
--------------------------------------------------------------------------------

TACTICAL ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE

Total return, consisting of long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

The fund allocates its assets between

o a stock portion that is designed to track the performance of the S&P 500 Composite Stock Index and

o a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, reallocates the fund's assets in accordance with the recommendations of its own Tactical Allocation Model on the first business day of each month.

The Tactical Allocation Model attempts to track the performance of the S&P 500 Index in periods of strong market performance. The Model attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a potential bear market, prolonged downturn in stock prices or significant loss in value. The Model can recommend stock allocations of 100%, 75%, 50%, 25% or 0%.

If the Tactical Allocation Model recommends a stock allocation of less than 100%, the Model also recommends a fixed income allocation for the remainder of the fund's assets. The Model uses a bond risk premium determination to decide whether to recommend five-year U.S. Treasury notes or 30-day U.S. Treasury bills.

When the Tactical Allocation Model recommends a fixed income allocation of more than 50%, the fund must invest in other high quality bonds or money market instruments to the extent needed to limit the fund's investments in U.S. Treasury obligations to no more than 55% of its assets. This limit is imposed by Internal Revenue Code diversification requirements for segregated asset accounts used to fund variable annuity or variable life contracts.

The fund may (but is not required to) use derivatives to adjust its exposure to different asset classes or to maintain exposure to stocks or bonds while maintaining a cash balance for fund management purposes. Mitchell Hutchins also may use these instruments to reduce the risk of adverse price movements while investing cash received when investors buy fund shares, to facilitate trading and to reduce transaction costs.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

o ASSET ALLOCATION RISK - The Tactical Allocation Model may not correctly predict the appropriate time to shift the fund's assets from one asset class to another.

o EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

o INDEX TRACKING RISK - The fund expects a close correlation between the performance of its stock investments and that of the S&P 500 Index in both rising and falling markets. The performance of the fund's stock investments generally will not be identical to that of the Index because of the fees and expenses borne by the fund and investor purchases and sales of fund shares, which can occur daily.

o INTEREST RATE RISK - The value of the fund's bond investments generally will fall when interest rates rise.

o DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

o FOREIGN INVESTING RISK - The S&P 500 Index includes some U.S. dollar denominated foreign securities. The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Mitchell Hutchins Series Trust              Tactical Allocation Portfolio
--------------------------------------------------------------------------------

PERFORMANCE
-----------


RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows the fund's performance for its initial calendar year. The bar chart shows Class H shares because Class I shares were not outstanding for the full calendar year.

The table that follows the bar chart shows the average annual returns for Class H shares for one year and the life of the class. Performance for Class I shares is not included in the table because Class I shares were not outstanding for the full calendar year. The table compares fund returns to returns on a broad-based market index that is unmanaged and, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how it will perform in the future.


         TOTAL RETURN ON CLASS H SHARES (1999 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

           CALENDAR YEAR                    PERCENTAGES
           -------------                    -----------

                1990
                1991
                1992
                1993
                1994
                1995
                1996
                1997
                1998
                1999                            18.43%


Best quarter during year shown         --    4th quarter, 1999:         13.08%
Worst quarter during year shown        --    3rd quarter, 1999:          6.16%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

      CLASS                                  CLASS H       S&P 500 COMPOSITE
      (INCEPTION DATE)                      (9/28/98)         STOCK INDEX
      ----------------                      ---------         -----------
      One Year......................          18.43%             21.03%
      Life of Class.................          36.66%             35.94%*

        ----------------
        * Return is for the period 9/30/98 to 12/31/99, annualized.

Mitchell Hutchins Series Trust              Growth Portfolio
--------------------------------------------------------------------------------

GROWTH PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of companies that Mitchell Hutchins Asset Management Inc., its investment adviser, believes have substantial potential for capital growth.

The fund generally invests in larger capitalization companies but has the flexibility to invest in companies having any market capitalization. Some of the fund's investments may be in U.S. dollar denominated securities of foreign issuers and the fund also may invest in bonds. The fund may (but is not required to) use derivatives as part of its investment strategy or to help manage portfolio risks.

In buying and selling stocks for the fund, Mitchell Hutchins uses its own Multi-Factor Growth Model to identify companies that appear to have potential for above-average growth in earnings, cash flow and/or book value. The model ranks companies based on "growth" factors, such as earnings momentum, stock price movement, economic sensitivity and industry performance forecasts. Mitchell Hutchins then applies fundamental analysis to select specific stocks from among those identified by the model. When investing in smaller companies, Mitchell Hutchins also considers the trading volume of the company's stock.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

o EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

o FOREIGN INVESTING RISK - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

o LIMITED CAPITALIZATION RISK - Equity risk is greater for the common stocks of mid and small cap companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

o DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Mitchell Hutchins Series Trust              Growth Portfolio
--------------------------------------------------------------------------------

PERFORMANCE
-----------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, the only class outstanding during all the periods shown.

The table that follows the bar chart shows the average annual returns for Class H shares over several time periods. Performance for Class I shares is not included in the table because Class I shares were not outstanding for the full 1999 calendar year. The table compares fund returns to returns on a broad-based market index that is unmanaged and, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how it will perform in the future.


         TOTAL RETURN ON CLASS H SHARES

           CALENDAR YEAR                    PERCENTAGES
           -------------                    -----------

                1990                            -8.15%
                1991                            42.10%
                1992                             5.83%
                1993                            19.61%
                1994                           -11.65%
                1995                            32.50%
                1996                            18.70%
                1997                            15.41%
                1998                            30.59%
                1999                            33.61%


Best quarter during years shown        --     4th quarter, 1998:        30.29%
Worst quarter during years shown       --     3rd quarter, 1990:       (16.09)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

      CLASS                             CLASS H           S&P 500 COMPOSITE
      (INCEPTION DATE)                 (5/04/87)             STOCK INDEX
      ----------------                 ---------             -----------
      One Year................          33.61%                  21.03%
      Five Years..............          25.93%                  28.54%
      Ten Years...............          16.54%                  18.19%
      Life of Class...........          16.80%                  16.79%*

        --------------
        * Return is for the period 4/30/87 to 12/31/99, annualized.

Mitchell Hutchins Series Trust              Aggressive Growth Portfolio
--------------------------------------------------------------------------------

AGGRESSIVE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE

Maximizing long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of U.S. companies that its sub-adviser expects to grow faster than the average rate of companies in the S&P 500 Composite Stock Index. The fund has the flexibility to invest in companies of any size, including small capitalization ("small cap") companies. In general, however, the fund invests the majority of its assets in mid capitalization ("mid cap") companies.

Some of the fund's investments may be in U.S. dollar denominated securities of foreign issuers and the fund also may invest in bonds. The fund may (but is not required to) use derivatives as part of its investment strategy or to help manage portfolio risks.

The fund invests in companies that are diversified over a cross-section of industries. The fund's investments may include growth companies, cyclical companies or companies that its sub-adviser believes to be undergoing a basic change in operations or markets that would result in a significant improvement in earnings.

The fund's investment adviser, Mitchell Hutchins Asset Management Inc., has appointed Nicholas-Applegate Capital Management as the fund's sub-adviser. In selecting investments for the fund, Nicholas-Applegate uses a proprietary investment methodology to identify companies with attractive earnings and growth potential and to evaluate their investment prospects.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

o EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

o LIMITED CAPITALIZATION RISK - Equity risk is greater for the common stocks of mid and small cap companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

o FOREIGN INVESTING RISK - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

o DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Mitchell Hutchins Series Trust              Aggressive Growth Portfolio
--------------------------------------------------------------------------------

PERFORMANCE
-----------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, the only class outstanding during the periods shown.

The table that follows the bar chart shows the average annual returns for Class H shares over several time periods. The table compares fund returns to returns on a broad-based market index that is unmanaged and, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how it will perform in the future.


         TOTAL RETURN ON CLASS H SHARES (1994 IS THE FUND'S FIRST FULL YEAR OF OPERATIONS)

           CALENDAR YEAR                    PERCENTAGES
           -------------                    -----------

                1990
                1991
                1992
                1993
                1994                            -2.90%
                1995                            21.04%
                1996                            25.23%
                1997                            20.76%
                1998                            15.30%
                1999                            25.07%


Best quarter during years shown         --      4th quarter, 1998:      18.30%
Worst quarter during years shown        --      3rd quarter, 1998:     (15.45)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

     CLASS                           CLASS H          S&P 500 COMPOSITE
     (INCEPTION DATE)              (11/02/93)            STOCK INDEX
     ----------------               ---------            -----------
     One Year................        25.07%                 21.03%
     Five Years..............        21.43%                 28.54%
     Life of Class...........        16.42%                 22.87%*

         ------------
         * Return is for the period 10/31/93 to 12/31/99, annualized.

Mitchell Hutchins Series Trust              Small Cap Portfolio
--------------------------------------------------------------------------------

SMALL CAP PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of small capitalization ("small cap") companies that Mitchell Hutchins Asset Management Inc., its investment adviser, believes have substantial potential for capital growth. The fund considers companies with market capitalizations of up to $1.5 billion to be small cap.

The fund also invests, to a lesser extent, in stocks of larger companies and in bonds and money market instruments. Some of the fund's investments may be in U.S. dollar denominated securities of foreign issuers. The fund may (but is not required to) use derivatives as part of its investment strategy or to help manage portfolio risks.

In buying and selling stocks for the fund, Mitchell Hutchins uses its own Factor Valuation Model to identify companies that appear to be undervalued. The model ranks companies based on "value" factors, such as dividends, cash flows, earnings and book values, as well as on "growth" factors, such as earnings momentum and industry performance forecasts. Mitchell Hutchins then applies fundamental analysis to select specific stocks from among those small cap companies identified by the model.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

o EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

o LIMITED CAPITALIZATION RISK - Equity risk is greater for the common stocks of small cap companies because they generally are more vulnerable than large or mid cap companies to adverse business or economic developments and they may have more limited resources.

o FOREIGN INVESTING RISK - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

o DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Mitchell Hutchins Series Trust              Small Cap Portfolio
--------------------------------------------------------------------------------

PERFORMANCE
-----------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows the fund's performance for its initial calendar year. The bar chart shows Class H shares because Class I shares were not outstanding for the full calendar year.

The table that follows the bar chart shows the average annual returns for Class H shares for one year and the life of the class. Performance for Class I shares is not included in the table because Class I shares were not outstanding for the full calendar year. The table compares fund returns to returns on two broad-based market indices of small cap companies that are unmanaged and, therefore, do not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how it will perform in the future.

TOTAL RETURN ON CLASS H SHARES (1999 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

           CALENDAR YEAR                    PERCENTAGES
           -------------                    -----------

                1990
                1991
                1992
                1993
                1994
                1995
                1996
                1997
                1998
                1999                            6.13%


Best quarter during year shown         --     4th quarter, 1999:       16.48%
Worst quarter during year shown        --     1st quarter, 1999:      (15.50)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

      CLASS                    CLASS H     S&P SMALLCAP 600     RUSSELL 2000
      (INCEPTION DATE)        (9/28/98)         INDEX              INDEX
      ----------------        ---------         -----              -----
      One Year............       6.13%          12.41%             21.26%
      Life of Class.......      29.45%          25.01%*            31.66%*

        ------------------
         * Return is for the period 9/30/98 to 12/31/99, annualized.

Mitchell Hutchins Series Trust              Global Equity Portfolio
--------------------------------------------------------------------------------

GLOBAL EQUITY PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of companies in the United States and in foreign countries that are represented in the MSCI Europe, Australasia and Far East Index. The EAFE Index reflects stocks in most developed countries outside North America. The fund also invests, to a lesser extent, in stocks of issuers in other countries, including emerging markets, and in U.S. and foreign bonds.

The fund's investment adviser, Mitchell Hutchins Asset Management Inc., allocates the fund's assets between U.S. and foreign markets based on how it expects U.S. stock markets to perform in comparison to stock markets in certain of the EAFE countries. Mitchell Hutchins may increase the allocation of the fund's assets to either the U.S. or foreign markets if it believes that one of those markets has a greater potential for high returns, relative to the risk of loss. The fund may (but is not required to) use derivatives as part of its investment strategy or to help manage portfolio risks.

Mitchell Hutchins has appointed Invista Capital Management, LLC as the sub-adviser for the fund's foreign investments. In buying and selling foreign stocks for the fund, Invista analyzes the fundamental business prospects of industries and of individual companies and assesses the relative risks presented by the countries in which those companies operate.

In buying and selling U.S. stocks for the fund, Mitchell Hutchins uses its own Factor Valuation Model to identify companies that appear undervalued. The model ranks companies based on "value" factors, such as dividends, cash flows, earnings and book values, as well as on "growth" factors, such as earnings momentum and industry performance forecasts. Mitchell Hutchins then applies fundamental analysis to select specific stocks from among those identified by the model.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

o EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

o ASSET ALLOCATION RISK - Mitchell Hutchins may not be successful in choosing the best allocation of the fund's assets between U.S. and foreign issuers.

o FOREIGN INVESTING AND EMERGING MARKETS RISKS - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. These risks are greater for investments in emerging market issuers than for issuers in more developed countries.

o DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING SUCH REPORTS).

Mitchell Hutchins Series Trust              Global Equity Portfolio
--------------------------------------------------------------------------------

PERFORMANCE
-----------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, the only class outstanding during all the periods shown.

The table that follows the bar chart shows the average annual returns for Class H shares over several time periods. Performance for Class I shares is not included in the table because Class I shares were not outstanding for the full 1999 calendar year. The table compares fund returns to returns on a broad-based market index that is unmanaged and, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how it will perform in the future. This is especially true for the period prior to November 2, 1998, when Mitchell Hutchins and Invista assumed day-to-day management of the fund's assets. Prior to that date, another sub-adviser was responsible for managing all the fund's assets.


         TOTAL RETURN ON CLASS H SHARES

           CALENDAR YEAR                    PERCENTAGES
           -------------                    -----------

                1990                             7.53%
                1991                             4.93%
                1992                            -7.55%
                1993                            40.02%
                1994                           -11.94%
                1995                            -3.54%
                1996                            15.14%
                1997                             7.16%
                1998                            13.50%
                1999                            18.47%


Best quarter during years shown        --     4th quarter, 1998:       19.55%
Worst quarter during years shown       --     3rd quarter, 1998:      (18.97)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

     CLASS                            CLASS H         MSCI WORLD
     (INCEPTION DATE)                 05/04/87           INDEX
     ----------------                 --------           -----
     One Year..................        18.47%            25.34%
     Five Years................         9.86%            20.25%
     Ten Years.................         7.50%            11.96%
     Life of Class.............         7.92%            11.65%*

        --------------------
        * Return is for the period 4/30/87 to 12/31/99, annualized.

Mitchell Hutchins Series Trust
------------------------------------------------------

MORE ABOUT RISKS AND INVESTMENT STRATEGIES
------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund by looking under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

ASSET ALLOCATION RISK. Mitchell Hutchins may not be successful in choosing the best allocation of a fund's assets among different asset classes or geographic or other market sectors. A fund that allocates its assets among different asset classes or market sectors is more dependent on Mitchell Hutchins' ability to successfully assess the relative values in each asset class or sector than are funds that do not do so.

For Tactical Allocation Portfolio, the Mitchell Hutchins Tactical Allocation Model may not correctly predict the times to shift the fund's assets from one asset class to another.

CREDIT RISK. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is greater for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative. Some of these low quality bonds may be in default when purchased by a fund. Low quality bonds may fluctuate in value more than higher quality bonds and, during periods of market volatility, may be more difficult to sell at the time and price a fund desires.

DERIVATIVES RISK. The value of "derivatives" - so-called because their value "derives" from the value of an underlying asset, reference rate or index - may rise or fall more rapidly than other investments. For some derivatives, it is possible for a fund to lose more than the amount it invested in the derivative. Options, futures contracts and forward currency contracts are examples of derivatives. A fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if a fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge will not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

EMERGING MARKETS RISK. Securities of issuers located in emerging market countries are subject to all of the risks of other foreign securities (see below). However, the level of those risks often is higher due to the fact that social, political, legal and economic systems in emerging market countries may be less fully developed and less stable than those in developed countries. Emerging market securities also may be subject to additional risks, such as lower liquidity and larger or more rapid changes in value.

EQUITY RISK. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. A fund may lose a substantial part, or even all, of its investment in a company's stock.

FOREIGN INVESTING RISK. Foreign investing involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices. Foreign investments denominated in foreign currencies are subject to the risk that the value of a foreign currency will fall in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Investments in foreign government bonds involve special risks because the investors may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can be of considerable significance.

INDEX TRACKING RISK. Tactical Allocation Portfolio expects a close correlation between the performance of its stock investments and that of the S&P 500 Index in both rising and falling markets. The performance of the fund's stock investments generally will not be identical to that of the Index because of fees and expenses borne by the fund and shareholder purchases and sales of shares, which can occur daily.

INTEREST RATE RISK. The value of bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments in bonds will fall. Because interest rate risk is the primary risk

Mitchell Hutchins Series Trust
------------------------------------------------------

presented by U.S. government and other very high quality bonds, changes in interest rates may actually have a larger effect on the value of those bonds than on lower quality bonds.

LEVERAGE RISK. Leverage involves increasing the total assets in which a fund can invest beyond the level of its net assets. Because leverage increases the amount of a fund's assets, it can magnify the effect on the fund of changes in market values. As a result, while leverage can increase a fund's income and potential for gain, it also can increase expenses and the risk of loss. Strategic Fixed Income Portfolio, which uses leverage by investing in when-issued and delayed delivery bonds, attempts to limit the potential magnifying effect of the leverage by managing its portfolio duration.

LIMITED CAPITALIZATION RISK. Securities of mid and small cap companies generally involve greater risk than securities of larger companies because they may be more vulnerable to adverse business or economic developments. Mid and small cap companies also may have limited product lines, markets or financial resources, and they may be dependent on a relatively small management group. Securities of mid and small cap companies may be less liquid and more volatile than securities of larger companies or the market averages in general. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. In general, all these risks are greater for small cap companies than for mid cap companies.

PREPAYMENT RISK. Payments on bonds that are backed by mortgage loans or similar assets may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. Faster prepayments often happen when market interest rates are falling. As a result, a fund may need to reinvest these early payments at those lower interest rates, thus reducing its income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the underlying loans to be outstanding for a longer time. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer term investment.

SINGLE ISSUER CONCENTRATION RISK. Global Income Portfolio and Strategic Income Portfolio are non-diversified. A non-diversified fund may invest more than 5% of its total assets in securities of a single issuer to a greater extent than a diversified fund. When a fund holds a large position in the securities of one issuer, changes in the financial condition or in the market's assessment of that issuer may cause larger changes in the fund's total return and in the price of its shares than if the fund held only a smaller position.

ADDITIONAL INVESTMENT STRATEGIES

DEFENSIVE POSITIONS; CASH RESERVES. To protect itself from adverse market conditions, a fund may take a defensive position that is different from its normal investment strategy. This means that the fund may temporarily invest a larger-than-normal part, or even all, of its assets in cash or money market instruments. Since these investments provide relatively low income, a defensive position may not be consistent with achieving a fund's investment objective.

Strategic Income Portfolio and Balanced Portfolio each may invest in money market instruments on an unlimited basis as part of its ordinary investment strategy. Tactical Allocation Portfolio may invest up to 100% of its assets in U.S. Treasury bills with remaining maturities of less than 30 days and other high quality money market instruments when recommended by the Tactical Allocation Model. Money Market Portfolio invests exclusively in money market instruments. Each of the other funds may invest up to 35% of its total assets in cash or money market instruments as a cash reserve for liquidity or other purposes.

PORTFOLIO TURNOVER. Each fund may engage in frequent trading to achieve its investment objective. Frequent trading can result in portfolio turnover of 100% or more (high portfolio turnover).

Mitchell Hutchins Series Trust
------------------------------------------------------

INVESTING IN THE FUNDS

PURCHASES, REDEMPTIONS AND EXCHANGES
------------------------------------

Shares of the funds are sold only to insurance company separate accounts that fund benefits under variable annuity or variable life insurance contracts. These separate accounts are the shareholders of the funds - not the individual contract owners. However, the separate accounts may pass through voting rights to the contract owners.

The funds offer both Class H and Class I shares to insurance company separate accounts:

o Class H shares are sold and redeemed at net asset value and do not pay any 12b-1 fees.

o Class I shares also are sold and redeemed at net asset value. However, under a rule 12b-1 plan adopted by each fund, Class I shares pay an annual distribution fee of 0.25% of average net assets. The funds pay this fee to insurance companies for the sale of Class I shares and for services that the insurance company provides to contract owners. Because these 12b-1 fees are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of a contract owner's investment and may cost more than paying other types of sales charges.

An insurance company separate account may exchange shares of one fund for shares of the same class in another Mitchell Hutchins Series Trust fund at their relative net asset values per share, provided that the separate account invests in both funds. A particular insurance company separate account may not invest in all Mitchell Hutchins Series Trust funds or classes of fund shares.

The funds and Mitchell Hutchins (for Class I shares) reserve the right to reject any purchase order and to suspend the offering of a fund's shares for a period of time.

PRICING AND VALUATION

Insurance company separate accounts buy, sell or exchange fund shares at their net asset values. Each fund calculates net asset value separately for each class as of the close of trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the funds do not price their shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the funds' net asset value per share will be calculated as of the time trading was halted.

MONEY MARKET PORTFOLIO'S net asset value per share is expected to be $1.00 per share, although this value is not guaranteed. Money Market Portfolio values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity.

OTHER FUNDS. Each other fund calculates its net asset value based on the current market value for its portfolio securities. The funds normally obtain market values for their securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the funds' board of trustees. The funds normally use the amortized cost method to value bonds that will mature in 60 days or less.

Judgment plays a greater role in valuing thinly traded securities, including many lower-rated bonds, because there is less reliable, objective data available.

The funds calculate the U.S. dollar value of investments that are denominated in foreign currencies daily, based on current exchange rates. A fund may own securities, including some securities that trade primarily in foreign markets, that trade on weekends or other days on which a fund does not calculate net asset value. As a result, a fund's net asset value may change on days when you will not be able to buy and sell fund shares. If a fund concludes that a material change in the value of a foreign security has occurred after the close of trading in the principal foreign market but before the close of the NYSE, the fund may use fair value methods to reflect those changes. This policy is intended to assure that the fund's net asset value fairly reflects security values as of the time of pricing.

Mitchell Hutchins Series Trust
------------------------------------------------------

MANAGEMENT
----------

INVESTMENT ADVISERS

Mitchell Hutchins Asset Management Inc. is the investment adviser and administrator of each fund. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York 10019-6114, and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On February 29, 2000, Mitchell Hutchins was adviser or sub-adviser to 31 investment companies with 76 separate funds and aggregate assets of approximately $54.4 billion.

Pacific Investment Management Company is the sub-adviser for Strategic Fixed Income Portfolio. It is located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. On December 31, 1999, PIMCO had approximately $86 billion in assets under management and was the adviser or sub-adviser of 18 investment companies with 65 portfolios and aggregate net assets of approximately $53 billion.

Nicholas-Applegate Capital Management is the sub-adviser for Aggressive Growth Portfolio. It is located at 600 West Broadway, 29th Floor, San Diego, California 92101. On February 29, 2000, Nicholas-Applegate had approximately $48.5 billion in assets under management and was the adviser or sub-adviser of 14 investment companies with 32 portfolios and aggregate net assets of approximately $7.8 billion.

Invista Capital Management, LLC is the sub-adviser for Global Equity Portfolio's foreign investments. It is located at 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309. As of December 31, 1999, Invista managed approximately $35.3 billion in client assets.

The funds have received an exemptive order from the SEC that permits their board to appoint and replace sub-advisers and to amend sub-advisory contracts without obtaining shareholder approval. A fund's shareholders must approve this policy before the board may implement it. The shareholders of Strategic Fixed Income Portfolio and Global Equity Portfolio have approved this policy. As of the date of this prospectus, the shareholders of the other funds have not been asked to do so.

ADVISORY FEES

The funds paid advisory fees to Mitchell Hutchins for the most recent fiscal year at the following annual contract rates based on average daily net assets.

Money Market Portfolio                                 0.50%
High Grade Fixed Income Portfolio                      0.50%
Strategic Fixed Income Portfolio                       0.50%
Strategic Income Portfolio                             0.75%
Global Income Portfolio                                0.75%
High Income Portfolio                                  0.50%
Balanced Portfolio                                     0.75%
Growth and Income Portfolio                            0.70%
Tactical Allocation Portfolio                          0.50%
Growth Portfolio                                       0.75%
Aggressive Growth Portfolio                            0.80%
Small Cap Portfolio                                    1.00%
Global Equity Portfolio                                0.75%


PORTFOLIO MANAGERS

Unless otherwise noted, all portfolio managers are employees of Mitchell Hutchins. Most of these individuals serve as portfolio managers for more than one fund. Information about their positions with Mitchell Hutchins and their business experience follows this section. All relevant information about portfolio managers who are employees of a sub-adviser is provided in this section.

HIGH GRADE FIXED INCOME PORTFOLIO. Dennis L. McCauley is primarily responsible for the day-to-day management of the fund's portfolio. Nirmal Singh and Julieanna Berry assist Mr. McCauley in managing the fund's portfolio. Messrs. McCauley and Singh have held their management responsibilities for the fund since July 1995. Ms. Berry assumed her management responsibilities for the fund in February 2000.

STRATEGIC FIXED INCOME PORTFOLIO. William C. Powers, a PIMCO Managing Director, is primarily responsible for the day-to-day management of the fund's portfolio. Mr. Powers has been a senior member of the fixed income portfolio management group of PIMCO since 1991 and assumed his management responsibilities for the fund in September 1996.

STRATEGIC INCOME PORTFOLIO. Dennis L. McCauley is the fund's allocation manager. Nirmal Singh and Julieanna Berry share responsibility as sector managers for the day-to-day management of the fund's U.S. government and investment grade

Mitchell Hutchins Series Trust
------------------------------------------------------

securities. James F. Keegan is the sector manager responsible for the day-to-day management of the fund's U.S. high yield, high risk securities. Stuart Waugh is the sector manager responsible for the day-to-day management of the fund's foreign and emerging market bonds.

Messrs. McCauley, Singh and Waugh have held their day-to-day management responsibilities for the fund since its inception. Mr. Keegan has held day-to-day management responsibilities for the fund since its inception but assumed his sector manager responsibilities for the fund's U.S. high yield, high risk securities in February 2000. Ms. Berry has held her day-to-day management responsibilities for the fund since February 2000.

GLOBAL INCOME PORTFOLIO. Stuart Waugh and William King are primarily responsible for the day-to-day management of the fund's portfolio. Mr. Waugh has been involved with the fund since its inception, first as an analyst and as portfolio manager since 1993. Mr. King assumed his present management responsibilities for the fund in 1997.

HIGH INCOME PORTFOLIO. James F. Keegan is responsible for the day-to-day management of the fund's portfolio. Mr. Keegan has held his management responsibilities for the fund since February 2000.

BALANCED PORTFOLIO. T. Kirkham Barneby is responsible for the asset allocation decisions for the fund. Mark A. Tincher is primarily responsible for the day-to-day management of the fund's equity portion. Dennis L. McCauley is primarily responsible for the day-to-day management of the fund's fixed income portion. Nirmal Singh and Susan Ryan assist Mr. McCauley in managing the fund's fixed income investments.

Messrs. Barneby, McCauley, Singh and Tincher and Ms. Ryan have held their management responsibilities for the fund since August 1995.

GROWTH AND INCOME PORTFOLIO. Mark A. Tincher is primarily responsible for the day-to-day management of the fund. Mr. Tincher has held his management responsibilities for the fund since April 1995.

TACTICAL ALLOCATION PORTFOLIO. T. Kirkham Barneby is responsible for the fund's asset allocation decisions and the day-to-day management of its portfolio. Mr. Barneby has held his management responsibilities for the fund since its inception.

GROWTH PORTFOLIO. Ellen R. Harris has been primarily responsible for the day-to-day management of the fund's portfolio since its inception.

AGGRESSIVE GROWTH PORTFOLIO. The Systems Driven Internal Research team at Nicholas-Applegate, which is primarily responsible for the day-to-day management of Aggressive Growth Portfolio, has been under the supervision of portfolio manager John Kane for the past five years. Mr. Kane has been the lead portfolio manager for the team since he joined the firm in 1994. The team has held its management responsibilities for the fund since its inception.

SMALL CAP PORTFOLIO. Donald R. Jones is primarily responsible for the day-to-day management of the fund. He has held his management responsibilities for the fund since its inception.

GLOBAL EQUITY PORTFOLIO. T. Kirkham Barneby is responsible for allocating the fund's assets between U.S. investments and foreign investments. Mark A. Tincher is primarily responsible for the day-to-day management of the fund's U.S. investments.

Scott D. Opsal and Kurtis D. Spieler are primarily responsible for the day-to-day management of Global Equity Portfolio's foreign investments. Mr. Opsal is an executive vice president and chief investment officer of Invista, where he has been employed since 1986. Mr. Spieler is a portfolio manager specializing in the management of international equity portfolios. He has been employed by Invista since 1994.

Messrs. Barneby, Tincher, Opsal and Spieler assumed their management responsibilities for the fund on November 2, 1998.

                                  *     *     *

Ms. Ryan is responsible for the day-to-day management of Money Market Portfolio and management of the cash portion of all the other funds except Aggressive Growth, Strategic Fixed Income and Global Equity Portfolios. She has held her Money Market Portfolio responsibilities since its inception.

Other members of Mitchell Hutchins' fixed income and equity investments groups provide input on market outlook, interest rate forecasts, investment research and other considerations pertaining to each fund's investments.

POSITIONS WITH MITCHELL HUTCHINS AND BUSINESS EXPERIENCE OF MITCHELL HUTCHINS EMPLOYEES.

T. KIRKHAM BARNEBY is a managing director and chief investment officer - quantitative investments of Mitchell Hutchins, where he has been employed since 1994.

JULIEANNA BERRY is a first vice president of Mitchell Hutchins, where she has been employed as a portfolio manager since 1989.

Mitchell Hutchins Series Trust
------------------------------------------------------

ELLEN R. HARRIS is a managing director of Mitchell Hutchins and has been with Mitchell Hutchins since 1983.

DONALD R. JONES has been a first vice president of Mitchell Hutchins since February 1996. Prior to joining Mitchell Hutchins, he was a vice president in the Asset Management Group of First Fidelity Bancorporation, which he joined in 1983.

JAMES F. KEEGAN is a senior vice president of Mitchell Hutchins. Prior to joining Mitchell Hutchins in March 1996, Mr. Keegan was a director with Merrion Group, L.P.

WILLIAM KING joined Mitchell Hutchins in November 1995. Prior to 1995, he was at IBM Corporation, where he was responsible for the management of IBM Pension Fund's global bond portfolio. Mr. King is a Chartered Financial Analyst.

DENNIS L. MCCAULEY is a managing director and chief investment officer - fixed income of Mitchell Hutchins responsible for overseeing all active fixed income investments, including domestic and global taxable and tax-exempt mutual funds. Mr. McCauley joined Mitchell Hutchins in 1994.

SUSAN RYAN is a senior vice president of Mitchell Hutchins and has been with Mitchell Hutchins since 1982.

NIRMAL SINGH is a senior vice president of Mitchell Hutchins, where he has been employed since 1993.

MARK A. TINCHER is a managing director and chief investment officer of equities (stocks) of Mitchell Hutchins, where he has been employed since March 1995.

STUART WAUGH is a managing director of Mitchell Hutchins responsible for global fixed income investments and currency trading. He has been with Mitchell Hutchins since 1983. Mr. Waugh is a Chartered Financial Analyst.

Mitchell Hutchins Series Trust
------------------------------------------------------

DIVIDENDS AND TAXES


DIVIDENDS

Dividends are paid in additional shares of the distributing fund unless the shareholder requests otherwise.

Money Market Portfolio declares dividends daily and pays them monthly; it does not expect to realize gains. The other funds normally declare and pay dividends and distribute any gains annually.

Class I shares have higher expenses because of their distribution fees and thus are expected to have lower dividends than Class H shares.

TAXES

Fund shares are offered only to insurance company separate accounts that fund certain variable annuity and variable life contracts. These accounts generally are not subject to tax on dividends from the funds or when fund shares are exchanged or redeemed. See the applicable contract prospectus for a discussion of the federal income tax status of

o the insurance company separate accounts that purchase and hold shares of the funds and

o    the holders of contracts funded through those separate accounts.

Each fund must satisfy certain diversification requirements imposed by the Internal Revenue Code on segregated asset accounts used to fund variable annuity or variable life contracts. Failure of a fund to do so would result in taxation of the insurance company issuing the contracts and treatment of the contract holders other than as described in the contract prospectus.

See the SAI for a more detailed discussion. Prospective investors are urged to consult their tax advisers.

Mitchell Hutchins Series Trust
------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the funds' financial performance for the past 5 years. Shorter periods are shown for funds that have existed for less than 5 years. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in a fund, assuming reinvestment of all dividends. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, are included in the funds' Annual Reports to Shareholders. The Annual Reports may be obtained without charge by calling 1-800-986-0088.

Please note that not every fund had Class I shares outstanding during the periods shown.

The information in these tables pertains only to the funds and does not reflect charges related to the insurance company separate accounts that invest in the funds. See the appropriate variable annuity or variable life contract prospectus for information concerning these charges.

Mitchell Hutchins Series Trust              Money Market Portfolio
--------------------------------------------------------------------------------


MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------

                                                                                   CLASS H

                                                     --------------------------------------------------------------------
                                                                      FOR THE YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                          1999          1998         1997          1996         1995
                                                          ----          ----         ----          ----         ----
Net asset value, beginning of year..........             $ 1.00          $ 1.00      $ 1.00      $ 1.00        $ 1.00
                                                           ----            ----        ----        ----          ----
Net investment income.......................               0.03            0.04        0.04        0.04          0.05
                                                           ----            ----        ----        ----          ----
Dividends from net investment
   income...................................              (0.03)          (0.04)      (0.04)      (0.04)        (0.05)
                                                          ------          ------      ------      ------        ------
Net asset value, end of year................             $ 1.00          $ 1.00      $ 1.00      $ 1.00        $ 1.00
                                                          =====           =====        ====        ====          ====
Total investment return(1)..................               3.55%           4.51%       4.53%       4.32%         5.22%
                                                          =====           =====        ====        ====          ====
Ratios/Supplemental Data:

Net assets, end of year (000's).............             $ 5,590         $ 9,582     $ 8,906   $ 12,287      $ 21,974

Expenses to average net assets..............               1.64%           1.15%       1.22%       1.17%         0.79%

Net investment income to
   average net assets.......................               3.52%           4.42%       4.43%       4.27%         5.23%

-------------------

(1)  Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. The figures do not include additional contract level charges; results would be lower if such charges were included.



Mitchell Hutchins Series Trust                                     High Grade Fixed Income Portfolio
-----------------------------------------------------------------------------------------------------


HIGH GRADE FIXED INCOME PORTFOLIO

------------------------------------------------------------------------------------------------------------

                                                                        CLASS H

                                            ----------------------------------------------------------------

                                                                  FOR THE YEARS ENDED
                                                                     DECEMBER 31,

                                            ----------------------------------------------------------------
                                               1999         1998         1997         1996         1995
                                               ----         ----         ----         ----         ----
Net asset value, beginning of year......       $ 9.17       $ 9.29       $ 9.10       $ 9.49       $ 8.71
                                                 ----         ----         ----         ----         ----

Net investment income...................         0.54         0.56         0.55         0.50         0.56

Net realized and unrealized gains
   (losses) from investments............        (0.89)        0.07         0.19        (0.37)        0.79
                                               -------       -----         ----        ------        ----
Net increase (decrease) from
   investment operations................        (0.35)        0.63         0.74         0.13         1.35
                                               -------       -----         ----         ----         ----
Dividends from net investment
   income...............................        --           (0.56)       (0.55)       (0.52)       (0.57)

Distributions from net realized gains on
   investments..........................        --           (0.19)        --            --           --
                                               ------        ------       -----        -----        -----

Total dividends and distributions.......         0.00        (0.75)       (0.55)       (0.52)       (0.57)
                                                 ----        ------       ------       ------       ------

Net asset value, end of year............       $ 8.82       $ 9.17      $ 9.29        $ 9.10       $ 9.49
                                                 ====         ====        ====         ====          ====

Total investment return(1)..............        (3.82)%       6.83%       8.13%         1.41%       15.44%
                                                ======        ====        ====         ====         =====
Ratios/Supplemental Data:

Net assets, end of year (000's).........      $ 4,568        $6,770     $ 7,345       $7,902       $9,147

Expenses to average net assets..........          1.91%       1.27%       1.43%         1.62%        1.01%

Net investment income to
   average net assets...................          4.65%       5.39%       5.54%         5.04%        5.56%

Portfolio turnover rate.................           166%        101%         95%          282%         136%

---------------------------

(1)  Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include additional contract level charges; results would be lower if such charges were included.

Mitchell Hutchins Series Trust        Strategic Fixed Income Portfolio
------------------------------------- ---------------------------------

STRATEGIC FIXED INCOME PORTFOLIO

-------------------------------------------------------------------------------------------------------------------

                                                                           CLASS H

                                            -----------------------------------------------------------------------

                                                                     FOR THE YEARS ENDED
                                                                         DECEMBER 31,

                                            -----------------------------------------------------------------------
                                                1999          1998         1997          1996           1995
                                                ----          ----         ----          ----           ----

Net asset value, beginning of year........    $ 10.78       $ 10.64       $ 10.21      $ 10.61       $ 10.34
                                               ------        ------         -----        -----         -----
Net investment income.....................       0.72          0.70          0.69         0.70          0.88

Net realized and unrealized gains
   (losses) from investments, futures,
   options and foreign currency
   transactions...........................      (1.08)         0.21          0.44        (0.31)         1.03
                                                ------        -----          ----        ------         ----
Net increase (decrease) from
   investment operations..................      (0.36)         0.91          1.13         0.39          1.91
                                                ------        -----          ----         ----          ----
Dividends from net investment
   income.................................       --           (0.68)        (0.70)       (0.70)        (0.88)

Distributions from net realized
   gains on investments...................       0.00++       (0.09)        --           (0.09)        (0.76)
                                                 ----         ------       -----         ------        ------

Total dividends and distributions.........       0.00         (0.77)        (0.70)       (0.79)        (1.64)
                                                 ----        -------        ------       ------        ------

Net asset value, end of year..............    $ 10.42       $ 10.78       $ 10.64      $ 10.21       $ 10.61
                                                =====        ======         =====        =====         =====

Total investment return(1)................      (3.32)%        8.62%        11.00%        3.79%        18.51%
                                                ======         ====         =====         ====         =====

Ratios/Supplemental Data:

Net assets, end of year (000's)...........    $ 6,250       $ 9,469       $ 9,891      $ 10,689      $ 13,741

Expenses to average net assets............       1.82%+        1.10%+         1.00%       1.52%         0.99%

Net investment income to
   average net assets.....................       5.34%         5.88%          6.04%       5.88%         6.35%

Portfolio turnover........................        503%          245%           175%        317%          234%

-------------------

+    Includes 0.10% and 0.14% of interest expense related to the reverse repurchase agreements during the years ended
     December 31, 1999 and December 31, 1998, respectively.

++   The Fund paid a distribution of less than $0.005 per share for the year ended December 31, 1999.

(1)  Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include additional contract level charges; results would be lower if such charges were included.

Mitchell Hutchins Series Trust              Strategic Income Portfolio
--------------------------------------------------------------------------------

STRATEGIC INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------

                                                                              CLASS H                              CLASS I
                                                            ---------------------------------------------    ----------------------
                                                                                      FOR THE PERIOD           FOR THE PERIOD
                                                                   FOR THE             SEPTEMBER 28,             JANUARY 5,
                                                                 YEAR ENDED            1998+ THROUGH            1999++THROUGH
                                                              DECEMBER 31, 1999      DECEMBER 31, 1998        DECEMBER 31, 1999
                                                              -----------------      -----------------        -----------------

Net asset value, beginning of period......................           $12.19                $ 12.00                $ 12.22
                                                                    -------                -------                -------
Net investment income.....................................             0.77@                  0.14                   0.76@

Net realized and unrealized gains (losses) from                       (0.54)@                 0.20                  (0.56)@
   investments, foreign currency and futures contracts....            ------                 -----                 -------

Net increase from investment operations...................             0.23                   0.34                   0.20
                                                                       ----                  -----                  -----
Dividends from net investment income......................            (0.68)                 (0.14)                 (0.68)

Distributions from net realized gains from investments....             --                    (0.01)                  --

Distributions from paid in capital........................            (0.01)                  --                    (0.01)
                                                                      ------                  ---                   ------
Total dividends and distributions to shareholders.........            (0.69)                 (0.15)                 (0.69)
                                                                      ------                -------                -------
Net asset value, end of period............................           $11.73                $ 12.19                $ 11.73
                                                                     ======                 ======                 ======
Total investment return(1)................................             1.89%                  2.84%                  1.63%
                                                                       ====                  =====                  =====
Ratios/Supplemental data:

Net assets, end of period (000's).........................           $11,423               $ 10,328                $ 1,335

Expenses to average net assets, before waiver from adviser             1.62%                  1.44%*                 1.87%*

Expenses to average net assets, after waiver from adviser.             1.62%                  1.44%*                 1.62%*

Net investment income to average net assets, before
   waiver from adviser....................................             6.20%                  5.09%*                 5.75%*

Net investment income to average net assets, after waiver
   from adviser...........................................             6.20%                  5.09%*                 6.00%*

Portfolio turnover rate...................................              403%                    81%                   403%

-------------------

+    Commencement of operations.

++   Commencement of issuance of shares.

*    Annualized.

@    Calculated using the average daily shares outstanding for the period.

(1)  Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of the period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

Mitchell Hutchins Series Trust              Global Income Portfolio
--------------------------------------------------------------------------------

GLOBAL INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------

                                                                    CLASS H

                                    ------------------------------------------------------------------------

                                                              FOR THE YEARS ENDED
                                                                 DECEMBER 31,

                                    ------------------------------------------------------------------------
                                        1999           1998          1997           1996          1995
                                        ----           ----          ----           ----          ----
Net asset value, beginning
   of year........................     $ 11.07        $ 10.81       $ 11.14       $ 11.20        $ 10.88
                                         -----          -----         -----         -----          -----
Net investment income (loss)......        0.59           0.69          0.75          0.87          (0.05)

Net realized and unrealized gains
   (losses) from investments and
   foreign currency...............       (1.12)          0.36         (0.36)        (0.13)          1.52
                                        -------         -----         ------        ------          ----
Net increase (decrease) from
   investment operations..........       (0.53)          1.05          0.39          0.74           1.47
                                         ------         -----          ----          ----           ----
Dividends from net investment
   income.........................        --            (0.61)        (0.71)        (0.79)         (1.15)

Distributions from net realized
   gains from investments.........       --             (0.18)        (0.01)        (0.01)           --
                                         ---            ------        ------        ------          ----

Total dividends and distributions.       --             (0.79)        (0.72)        (0.80)         (1.15)
                                         ---           -------        ------        ------         ------

Net asset value, end of year......     $ 10.54        $ 11.07       $ 10.81       $ 11.14        $ 11.20
                                         =====          =====         =====         =====          =====

Total investment return(1)........       (4.79)%         9.69%         3.50%         6.62%         13.58%
                                         ======          ====          ====          ====          =====

Ratios/Supplemental Data:

Net assets, end of year (000's)...     $ 8,828       $ 14,702      $ 17,730      $ 24,436        $ 35,700

Expenses to average net assets....        2.09%          1.68%         1.52%         1.56%           1.19%

Net investment income to
   average net assets.............        4.62%          5.53%         6.34%         6.56%           7.21%

Portfolio turnover rate...........          43%           104%          142%          134%            160%

-------------------

(1)  Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include additional contract level charges; results would be lower if such charges were included.

Mitchell Hutchins Series Trust              High Income Portfolio
--------------------------------------------------------------------------------

HIGH INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------

                                                                                            CLASS H

                                                                          ---------------------------------------------
                                                                                                    FOR THE PERIOD

                                                                                 FOR THE             SEPTEMBER 28,
                                                                               YEAR ENDED            1998+ THROUGH
                                                                            DECEMBER 31, 1999      DECEMBER 31, 1998
                                                                          -------------------      --------------------

Net asset value, beginning of period....................................          $ 12.40                $ 12.00
                                                                                  -------                -------
Net investment income...................................................             1.21                   0.20

Net realized and unrealized gains (losses) from investments.............            (0.54)                  0.42
                                                                                    ------                 -----
Net increase from investment operations.................................             0.67                   0.62
                                                                                     ----                   ----
Dividends from net investment income....................................            (1.21)                 (0.20)

Distributions from net realized gains from investments..................            (0.11)                 (0.02)
                                                                                    ------                -------
Total dividends and distributions.......................................            (1.32)                 (0.22)
                                                                                    ------                -------
Net asset value, end of period..........................................          $ 11.75                $ 12.40
                                                                                  =======                 ======
Total investment return(1)..............................................             5.42%                  5.16%
                                                                                     ====                =======
Ratios/Supplemental data:

Net assets, end of period (000's).......................................          $12,561               $ 10,933

Expenses to average net assets..........................................             1.35%                  1.20%*

Net investment income to average net assets.............................             9.44%                  7.04%*

Portfolio turnover rate.................................................               69%                    21%

-------------------

+    Commencement of operations.

*    Annualized.

(1)  Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of the period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

Mitchell Hutchins Series Trust              Balanced Portfolio
----------------------------------------------------------------------

BALANCED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    CLASS H                                          CLASS I
                                    ------------------------------------------------------------------------   --------------------

                                                              FOR THE YEARS ENDED                                 FOR THE PERIOD
                                                                 DECEMBER 31,                                    AUGUST 17, 1999+
                                    ------------------------------------------------------------------------         THROUGH
                                        1999          1998           1997          1996 #          1995        DECEMBER 31, 1999
                                        ----          ----           ----          -----           ----        -----------------

Net asset value, beginning
   of period......................    $ 11.54       $ 11.33        $ 10.95        $ 10.70          $ 9.54      $  11.37
                                        -----         -----          -----          -----            ----       -------

Net investment income.............       0.26          0.28           0.28           0.29            0.35          0.04

Net realized and unrealized gains
   (losses) from investments and        (0.05)         1.61           2.44           1.49            1.88          0.34
   futures........................      ------        -----           ----           ----            ----          ----

Net increase from
   investment operations..........       0.21          1.89           2.72           1.78            2.23          0.38
                                         ----         -----           ----           ----            ----          ----
Dividends from net investment
   income.........................        --          (0.27)         (0.28)         (0.28)          (0.35)          --

Distributions from net realized
   gains on investments...........      (0.00)++      (1.41)         (2.06)         (1.25)          (0.72)        (0.00)++
                                        ------       -------         ------         ------          ------        ------

Total dividends and distributions.      (0.00)        (1.68)         (2.34)         (1.53)          (1.07)        (0.00)
                                        ------       -------         ------         ------          ------        ------

Net asset value, end of period....    $ 11.75       $ 11.54        $ 11.33        $ 10.95          $10.70      $  11.75
                                      =======        ======          =====          =====           =====       =======

Total investment return(1)........       1.82%        16.81%         24.86%         16.82%          23.27%         3.34%
                                         ====         =====          =====          =====           =====          ====

Ratios/Supplemental data:

Net assets, end of period (000's).    $21,418       $28,549        $28,211        $29,224         $23,413      $    596

Expenses to average net assets,          1.25%         0.97%          1.19%          1.24%           1.09%         1.57%*
   net of waivers (2).............

Net investment income to
   average net assets, net of            1.81%         2.08%          2.06%          2.29%           2.88%         1.39%*
   waivers (3)....................

Portfolio turnover................        206%          177%           169%           235%            171%          206%

-------------------

+    Commencement of issuance of shares.

#    Prior to the close of business on January 26, 1996, the Balanced Portfolio was known as the Asset Allocation
     Portfolio.

++   The Portfolio made a distribution of less than $0.005 per share during the year ended December 31, 1999.

*    Annualized.

(1)  Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

(2)  During the period ended December 31, 1999, Mitchell Hutchins waived a portion of its fees. The ratios excluding the waiver would have been 1.25% and 1.82% for Class H and Class I, respectively.

(3)  During the period ended December 31, 1999, Mitchell Hutchins waived a portion of its fees. The ratios excluding the waiver would have been 1.81% and 1.14% for Class H and Class I, respectively.

Mitchell Hutchins Series Trust              Growth and Income Portfolio
--------------------------------------------------------------------------------

GROWTH AND INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

                                            ----------------------------------------------------------------------------------------

                                                                             CLASS H                                     CLASS I
                                            -----------------------------------------------------------------    -------------------
                                                                                                                   FOR THE PERIOD
                                                              FOR THE YEARS ENDED DECEMBER 31,                    JANUARY 5, 1999+
                                            -----------------------------------------------------------------         THROUGH
                                                 1999          1998           1997         1996          1995    DECEMBER 31, 1999
                                                 ----          ----           ----         ----          ----    -------------------

Net asset value, beginning of period...      $ 14.81         $ 13.69        $ 12.27      $ 11.83       $ 9.16         $ 14.70
                                             -------         -------        -------      -------       ------         -------
Net investment income .................         0.05@           0.07           0.10         0.06         0.10            0.04@

Net realized and unrealized gains from
   investments.........................         1.48@           2.16           3.88         2.53         2.70            1.61@
                                                ----           -----           ----         ----         ----            ----
Net increase from
   investment operations...............         1.53            2.23           3.98         2.59         2.80            1.65
                                                ----           -----           ----         ----         ----            ----
Dividends from net investment
   income..............................        (0.00)#         (0.07)         (0.10)       (0.06)       (0.10)          (0.00)#

Distributions from net realized
   gains from investments..............           --           (1.04)         (2.46)       (2.09)       (0.03)            --
                                                 -----        -------         ------       ------       ------           ----

Total dividends and other distributions        (0.00)#         (1.11)         (2.56)       (2.15)       (0.13)          (0.00)#
                                               -------        -------         ------       ------       ------          ------

Net asset value, end of period.........      $ 16.34         $ 14.81        $ 13.69      $ 12.27       $ 11.83        $ 16.35
                                               =====           =====          =====        =====        =====           =====

Total investment return(1).............        10.33%          16.32%         32.45%       22.12%       30.52%          11.23%
                                               =====           =====          =====        =====        =====           =====
Ratios/Supplemental Data:

Net assets, end of period (000's)......      $22,457         $ 24,497       $ 18,493     $14,520       $14,797        $6,201

Expenses to average net assets, before
   waiver from adviser.................         1.23%            1.04%          1.04%       1.58%        1.37%          1.48%*

Expenses to average net assets, after
   waiver from adviser.................         1.23%            1.04%          1.04%       1.58%        1.37%          1.23%*

Net investment income to average net
   assets, before waiver from adviser..         0.36%            0.46%          0.71%       0.49%        0.94%          0.04%*

Net investment income to average net
   assets, after waiver from adviser...         0.36%            0.46%          0.71%       0.49%        0.94%          0.29%*

Portfolio turnover rate................          65%              69%            92%         99%         134%             65%

-------------------

+    Commencement of issuance of shares.

*    Annualized.

@    Calculated using the average monthly shares outstanding for the period.

(1)  Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

#    The Portfolio made a distribution of less than $0.005 per share during the year ended December 31, 1999.

Mitchell Hutchins Series Trust              Tactical Allocation Portfolio

--------------------------------------------------------------------------------

TACTICAL ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------- -------------------------

                                                                           CLASS H                                   CLASS I
                                                     -----------------------------------------------------    ----------------------
                                                                                     FOR THE PERIOD             FOR THE PERIOD
                                                              FOR THE                 SEPTEMBER 28,            JANUARY 5, 1999++
                                                            YEAR ENDED                1998+ THROUGH                THROUGH
                                                         DECEMBER 31, 1999          DECEMBER 31, 1998         DECEMBER 31, 1999
                                                         -----------------          -----------------         -----------------

Net asset value, beginning of period...............          $ 14.91                    $ 12.00                    $ 14.89
                                                             -------                    -------                    -------
Net investment income..............................             0.11@                      0.02                       0.11@

Net realized and unrealized gains from investments.             2.64@                      2.99                       2.65@
                                                                ----                       ----                       ----
Net increase from investment operations............             2.75                       3.01                       2.76
                                                                ----                      -----                      -----
Dividends from net investment income...............            (0.06)                     (0.02)                     (0.06)

Distributions from net realized gains from
   investments.....................................            (1.11)                     (0.08)                     (1.11)
                                                               ------                    -------                     ------

Total dividends and distributions..................            (1.17)                     (0.10)                     (1.17)
                                                               ------                    -------                    -------

Net asset value, end of period.....................          $ 16.49                    $ 14.91                    $ 16.48
                                                               =====                     ======                     ======

Total investment return(1).........................            18.43%                     24.98%                     18.52%
                                                               =====                     ======                     ======
Ratios/Supplemental data:

Net assets, end of period (000's)..................           $36,714                   $ 22,494                   $ 54,413

Expenses to average net assets, before waiver from
   adviser.........................................             0.74%                      0.95%*                     0.99%*

Expenses to average net assets, after waiver from
   adviser.........................................             0.74%                      0.95%*                     0.74%*

Net investment income to average net assets,
   before waiver from adviser......................             0.71%                      0.77%*                     0.56%*

Net investment income to average net assets, after
   waiver from adviser.............................             0.71%                      0.77%*                     0.81%*

Portfolio turnover rate............................              110%                         6%                       110%

-------------------

+    Commencement of operations.


++   Commencement of issuance of shares.

*    Annualized.

@    Calculated using the average monthly shares outstanding for the period.

(1)  Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of the period reported. The figures do not include additional contract level charges;
     results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

Mitchell Hutchins Series Trust              Growth Portfolio
--------------------------------------------------------------------------------

GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

                                                                       CLASS H                                             CLASS I
                                      -----------------------------------------------------------------------   --------------------
                                                                                                                   FOR THE PERIOD
                                                           FOR THE YEARS ENDED DECEMBER 31,                        JULY 18, 1999+
                                      -----------------------------------------------------------------------         THROUGH
                                           1999            1998           1997           1996           1995     DECEMBER 31, 1999
                                           ----            ----           ----           ----           ----    --------------------

Net asset value, beginning of year..    $ 18.03          $ 15.63         $ 17.48      $ 17.57        $ 14.56            $ 20.59
                                        -------          -------         -------      -------        -------            -------

Net investment income (loss)........      (0.14)           (0.07)           0.03        (0.06)          0.04              (0.03)

Net realized and unrealized gains
   from investments.................       6.20             4.79            2.69         3.29           4.68               3.53
                                           ----            -----            ----         ----           ----               ----

Net increase from investment
   operations.......................       6.06             4.72            2.72         3.23           4.72               3.50
                                           ----            -----            ----         ----           ----               ----

Dividends from net investment
   income...........................        --              --             (0.03)         --           (0.08)               --

Distributions from net realized
   gains from investments...........      (0.00)++         (2.32)          (4.54)       (3.32)         (1.63)             (0.00)++
                                          --------        -------          ------       ------         ------             ------

Total dividends and distributions...      (0.00)           (2.32)          (4.57)       (3.32)         (1.71)             (0.00)
                                          ------          -------          ------       ------         ------             ------

Net asset value, end of year.......     $ 24.09          $ 18.03         $ 15.63      $ 17.48        $ 17.57            $ 24.09
                                         =======          ======          ======       ======         ======             ======

Total investment return(1)..........       33.61%          30.59%          15.41%       18.70%         32.50%             17.00%
                                           =====           =====           =====        =====          =====              =====
Ratios/Supplemental data:

Net assets, end of year (000's).....     $36,428         $36,830          $30,586     $36,357        $42,784            $ 2,375

Expenses to average net assets......        1.11%           1.05%           1.05%        1.14%          1.02%              1.14%*

Net investment income (loss) to
   average net assets...............      (0.58)%         (0.37)%           0.12%      (0.29)%          0.23%            (0.58)%*

Portfolio turnover rate.............          23%             50%             89%          53%            41%                23%

-------------------
*    Annualized.

+    Commencement of issuance of shares.

++   The Fund paid a distribution of less than $0.005 per share for the period ended December 31, 1999.

(1)  Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

(2)  During the period ended December 31, 1999 Mitchell Hutchins waived a portion of its fees. The ratios excluding the waiver would have been 1.11% and 1.39% for Class H and Class I, respectively.

(3)  During the period ended December 31, 1999 Mitchell Hutchins waived a portion of its fees. The ratios excluding the waiver would have been (0.58)% and (0.83)% for Class H and Class I, respectively.

Mitchell Hutchins Series Trust              Aggressive Growth Portfolio
--------------------------------------------------------------------------------

AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
                                                                              CLASS H

                                                --------------------------------------------------------------------

                                                                        FOR THE YEARS ENDED
                                                                           DECEMBER 31,

                                                --------------------------------------------------------------------
                                                   1999          1998          1997          1996          1995
                                                   ----          ----          ----          ----          ----

Net asset value, beginning of year..........       $13.64      $ 13.40        $13.09         $11.34       $ 9.65
                                                   ------       ------        ------         ------        -----

Net investment income (loss)................        (0.18)       (0.12)        (0.09)         (0.10)        0.03

Net realized and unrealized gains from
   investments..............................         3.60         2.15          2.78           2.93         2.00
                                                     ----        -----          ----           ----         ----
Net increase from
   investment operations....................         3.42         2.03          2.69           2.83         2.03
                                                     ----        -----          ----           ----         ----

Dividends from net investment income........          --         --              --             --         (0.02)

Distributions from net realized gains from
   investments..............................          --         (1.79)        (2.38)         (1.08)       (0.32)
                                                    -----       -------        ------         ------       ------

Total dividends and distributions...........         --          (1.79)        (2.38)         (1.08)       (0.34)
                                                    -----       -------        ------         ------       ------

Net asset value, end of year................       $17.06      $ 13.64        $13.40         $13.09       $11.34
                                                    =====       ======        ======         ======        ======

Total investment return(1)..................        25.07%       15.30%        20.76%         25.23%       21.04%
                                                    =====        =====         =====          =====        =====
Ratios/Supplemental data:

Net assets, end of year (000's).............      $15,491      $18,715       $19,076       $19,167       $17,660

Expenses to average net assets..............         1.38%        1.21%         1.18%         1.52%         1.29%

Net investment income (loss) to average net
   assets...................................        (0.95)%      (0.70)%       (0.59)%       (0.74)%        0.23%

Portfolio turnover rate.....................         135%           73%           89%          115%          119%

-------------------

(1)  Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include additional contract level charges; results would be lower if such charges were included.

Mitchell Hutchins Series Trust              Small Cap Portfolio
--------------------------------------------------------------------------------

SMALL CAP PORTFOLIO

------------------------------------------------------------------------------------------------------------------------------------

                                                                                 CLASS H                                CLASS I
                                                             -------------------------------------------------   -------------------
                                                                                           FOR THE PERIOD          FOR THE PERIOD
                                                                      FOR THE               SEPTEMBER 28,          JULY 6, 1999++
                                                                    YEAR ENDED              1998+ THROUGH             THROUGH
                                                                 DECEMBER 31, 1999        DECEMBER 31, 1998       DECEMBER 31, 1999
                                                                 -----------------        -----------------      -------------------

Net asset value, beginning of period.......................          $ 14.90                    $ 12.00                $ 14.70
                                                                     -------                    -------                -------

Net investment loss........................................            (0.41)                     (0.04)                 (0.12)

Net realized and unrealized gains from investments.........             1.32                       3.67                   1.22
                                                                        ----                       ----                   ----

Net increase from investment operations....................             0.91                       3.63                   1.10
                                                                        ----                      -----                  -----

Distributions from net realized gains from investments.....            (0.55)                     (0.73)                 (0.55)
                                                                       ------                    -------                -------

Net asset value, end of period.............................           $15.26                    $ 14.90                $ 15.25
                                                                      ======                     ======                 ======

Total investment return(1).................................             6.13%                     30.36%                  7.51%
                                                                        ====                     ======                  =====

Ratios/Supplemental Data:

Net assets, end of period (000's)..........................            $4,769                   $ 4,057                  $ 301

Expenses to average net assets, net of waivers (2).........              3.86%                     1.94%*                 3.80%*

Net investment loss to average net assets, net of waivers
   (3).....................................................            (3.09)%                   (1.27)%*               (3.13)%*

Portfolio turnover rate....................................                98%                       17%                    98%

-------------------
+    Commencement of operations.

++   Commencement of issuance of shares.

*    Annualized.

(1)  Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of the period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

(2)  During the period ended December 31, 1999, Mitchell Hutchins waived a portion of its fees. The ratios excluding the waiver would have been 3.86% and 4.05% for Class H and Class I, respectively.

(3)  During the period ended December 31, 1999, Mitchell Hutchins waived a portion of its fees. The ratios excluding the waiver would have been (3.09)% and (3.38)% for Class H and Class I, respectively.

Mitchell Hutchins Series Trust              Global Equity Portfolio
--------------------------------------------------------------------------------

GLOBAL EQUITY PORTFOLIO

------------------------------------------------------------------------------------------------------------------------------------

                                                                               CLASS H                                   CLASS I
                                                -------------------------------------------------------------       ----------------
                                                                                                                    FOR THE PERIOD
                                                                   FOR THE YEARS ENDED DECEMBER 31,                 AUGUST 5, 1999+
                                                -------------------------------------------------------------          THROUGH
                                                      1999       1998        1997        1996           1995      DECEMBER 31, 1999
                                                      ----       ----        ----        ----           ----      -----------------

Net asset value, beginning of period........        $ 13.74    $ 14.62     $13.74       $12.00        $12.44            $14.43
                                                    -------     ------     ------       ------        ------            ------

Net investment income (loss)................          (0.03)      0.08       0.04         0.07          0.01              0.01

Net realized and unrealized gains (losses)
   from investments, futures and foreign               2.56       1.92       0.94         1.75         (0.45)             1.82
   currency transactions....................           ----      -----       ----         ----         ------             ----

Net increase (decrease) from investment
   operations...............................           2.53       2.00       0.98         1.82         (0.44)             1.83
                                                       ----      -----       ----         ----         ------             ----

Dividends from net investment income........          (0.05)      --        (0.04)       (0.08)          --              (0.05)

Distributions from net realized gains from
   investments..............................          (0.01)     (2.88)     (0.06)         --            --              (0.01)
                                                      ------     ------     ------        -----        ------           -------

Total dividends and other distributions.....          (0.06)     (2.88)     (0.10)       (0.08)         0.00             (0.06)
                                                      ------     ------     ------       ------         ----             ------

Net asset value, end of period..............         $16.21    $ 13.74      $14.62       $13.74       $12.00            $16.20
                                                     ======      =====      ======       ======        =====            ======

Total investment return (1).................          18.47%     13.50%       7.16%       15.14%      (3.54)%            12.74%
                                                      =====      =====        ====        =====       ======             =====
Ratios/Supplemental Data:

Net assets, end of period (000's)...........        $13,015    $15,799      $21,215     $25,701       $28,507           $  387


Expenses to average net assets, net of
   waivers(2)...............................           1.85%      1.33%        1.07%       1.10%         1.96%            2.00%*
Net investment income (loss) to average
   net assets, net of waivers(3)............           0.13%      0.46%        0.26%       0.46%         0.10%           (0.64)%*
Portfolio turnover rate.....................             63%       154%          81%         44%          157%              63%

-------------------

+    Commencement of issuance of shares.

*    Annualized.

(1)  Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period. The figures do not include additional contract level charges;
     results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

(2)  During the period ended December 31, 1999 Mitchell Hutchins waived a portion of its fees. The ratios excluding the waiver would have been 1.85% and 2.25% for Class H and Class I, respectively.

(3)  During the period ended December 31, 1999 Mitchell Hutchins waived a portion of its fees. The ratios excluding the waiver would have been 0.13% and (0.89)% for Class H and Class I, respectively.

If you want more information about the funds, the following documents are available free upon request:

         ANNUAL/SEMI-ANNUAL REPORTS:

         Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.

         STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CONTRACT PROSPECTUS:

         The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus. Investors are advised to also read the applicable contract prospectus.

You may discuss your questions about the funds, obtain free copies of annual and semi-annual reports and the SAI, or request other information, by contacting the funds directly at 1-800-986-0088.

You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get text-only copies of reports and other information about the funds:

o For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Room, Washington, D.C. 20549-0102; or

o Free, from the EDGAR Database on the SEC's Internet website at: http://www.sec.gov

















Mitchell Hutchins Series Trust
Investment Company Act File No. -  811-4919